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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31st, 2013

Check here if Amendment [_]:           Amendment Number
                                                        ---------

This Amendment (Check only one):       [_] is a restatement

                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TD Waterhouse Private Investment Counsel Inc.

Address: Canada Trust Tower, BCE Place, 161 Bay Street, 35/th/ Floor, Toronto, Ontario, M5J 2T2
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Form 13F File Number:  28-11528

     This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name: Francesca Shaw
     Title: SVP Finance
     Phone: 416-307-5826

     Signature, Place, and Date of Signing:

     `Francesca Shaw'       Toronto, Ontario    May 9th, 2013
     [Signature]            [City, State]       [Date]

     Report Type (Check only one):

     [_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

     [x] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this manager:

     Form 13F File Number              Name
     28-05987                          TD Asset Management, Inc.